SHORT-TERM AND LONG-TERM DEBTS AND LOANS FROM SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2017
SHORT-TERM AND LONG-TERM DEBTS AND LOANS FROM SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES [abstract]
Schedule of short-term debts

	December 31,
	2016	2017
	RMB	RMB
Third parties’ debts
Short-term bank loans	11,944	31,105

RMB denominated	10,931	23,685
US Dollar denominated	1,013	7,420
Short-term other loans	—	299

RMB denominated	—	299
Current portion of long-term bank loans	8,795	1,402

RMB denominated	8,753	1,379
US Dollar denominated	42	23
Current portion of long-term corporate bonds	29,500	22,532

RMB denominated	29,500	16,000
US Dollar denominated	—	6,532

	38,295	23,934

Corporate bonds (i)	6,000	—
	56,239	55,338

Loans from Sinopec Group Company and fellow subsidiaries
Short-term loans	18,430	23,297

RMB denominated	2,858	1,706
US Dollar denominated	13,577	19,668
Hong Kong Dollar denominated	1,969	1,903
Euro denominated	5	—
Singapore Dollar denominated	21	20
Current portion of long-term loans	150	2,014

RMB denominated	150	2,014
	18,580	25,311

	74,819	80,649

Note:

(i)    The Company issued 182-day corporate bonds of face value RMB 6 billion to corporate investors in the PRC debenture market on September 12, 2016 at par value of RMB 100. The effective cost of the 182-day corporate bonds is 2.54% per annum. The short-term bonds were due on March 14, 2017 and have been fully paid by the Group at maturity.

Schedule of long-term debts

		December 31,
	Interest rate and final maturity	2016	2017
		RMB	RMB
Third parties’ debts

Long-term bank loans

RMB denominated	Interest rates ranging from 1.08% to 4.66% per annum as of December 31, 2017 with maturities through 2030	26,058	25,644

US Dollar denominated	Interest rates ranging from 1.55% to 4.29% per annum as of December 31, 2017 with maturities through 2031	426	192

		26,484	25,836

Corporate bonds(ii)

RMB denominated	Fixed interest rates ranging from 3.30% to 5.68% per annum as of December 31, 2017 with maturities through 2022	65,500	36,000
US Dollar denominated	Fixed interest rates ranging from 1.88% to 4.25% per annum as of December 31, 2017 with maturities through 2043	18,985	17,902

		84,485	53,902

Total third parties’ long-term debts		110,969	79,738

Less: Current portion		(38,295)	(23,934)

		72,674	55,804

Long-term loans from Sinopec Group Company and fellow subsidiaries

RMB denominated	Interest rates ranging from interest free to 4.99% per annum as of December 31, 2017 with maturities through 2022	44,922	45,334

Less: Current portion		(150)	(2,014)

		44,772	43,320

		117,446	99,124

Note:

(ii)   These corporate bonds are carried at amortized cost. As of December 31, 2017, RMB 17,902 (US Dollar denominated corporate bonds) are guaranteed by Sinopec Group Company.